Label	Element	Value
Amplify XRP 3% Monthly Option Income ETF | Invesco Government & Agency Portfolio - Institutional Class [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	33.80%
Amplify XRP 3% Monthly Option Income ETF | Canary XRP ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.00%
Amplify XRP 3% Monthly Option Income ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.40%
Amplify XRP 3% Monthly Option Income ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.40%
Amplify XRP 3% Monthly Option Income ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.70%
Amplify XRP 3% Monthly Option Income ETF | Canary XRP ETF Expiration 04172026 Exercise Price 14.35 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
Amplify XRP 3% Monthly Option Income ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
Amplify XRP 3% Monthly Option Income ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Amplify XRP 3% Monthly Option Income ETF | Canary XRP ETF Expiration 04072026 Exercise Price 15.42 Short [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Amplify XRP 3% Monthly Option Income ETF | Canary XRP ETF Expiration 04172026 Exercise Price 14.35 Short [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.50%)